Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 73,673	$ 56,556	$ 54,250
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	261,665	260,372	249,500
Bad debt (recovery) expense, net	(1,668)	2,002	2,697
Container (recovery) write-off from lessee default, net	(260)	7,179	12,980
Unrealized loss on derivative instruments, net	6,044	15,442	5,790
Amortization and write-off of unamortized deferred debt issuance costs and accretion of bond discounts	16,862	7,953	9,531
Amortization of intangible assets	2,572	2,093	3,721
Gain on sale of owned fleet containers, net	(27,230)	(21,397)	(36,071)
Gain on insurance recovery and legal settlement		(14,881)	(8,692)
Gain on settlement of pre-existing management agreement		(1,823)
Share-based compensation expense	4,723	4,388	7,355
Decrease (increase) in:
Accounts receivable, net	11,539	25,530	(34,113)
Trading containers, net	7,211	19,549	(30,100)
Receipt of payments on finance leases, net of income earned	44,569	49,796	63,847
Interest portion of container leaseback financing receivable	(933)	(2,286)
Prepaid expenses and other current assets	1,103	8,693	12,072
Due from affiliates, net	371	(39)	(558)
Other assets	502	(10,000)	1,603
Increase (decrease) in:
Accounts payable and accrued expenses	981	(4,363)	808
Other liabilities	(1,354)	13,519	(235)
Due to container investors, net	(3,281)	(6,407)	611
Long-term income tax payable	138	339	489
Deferred taxes, net	(972)	1,449	634
Total adjustments	322,582	371,989	261,869
Net cash provided by operating activities	396,255	428,545	316,119
Cash flows from investing activities:
Purchase of containers and fixed assets	(746,145)	(466,993)	(854,383)
Payments on container leaseback financing receivable	(116,263)	(281,445)
Payment for Leased Assets Pool Company Limited, net of cash acquired		(171,841)
Payment for TW Container Leasing, Ltd. capital restructuring			(29,658)
Proceeds from sale of containers and fixed assets	151,021	150,742	147,254
Receipt of principal payments on container leaseback financing receivable	21,485	7,745
Net cash used in investing activities	(689,902)	(761,792)	(736,787)
Cash flows from financing activities:
Proceeds from debt	2,114,260	1,439,223	2,029,025
Principal payments on debt	(1,799,870)	(1,049,857)	(1,608,753)
Purchase of treasury shares	(68,493)	(8,597)
Proceeds from container leaseback financing liability, net		17,448
Principal repayments on container leaseback financing liability, net	(12,825)
Debt issuance costs	(13,637)	(9,417)	(10,252)
Issuance of common shares upon exercise of share options	1,295	126	130
Dividends paid to noncontrolling interest		(2,744)	(1,996)
Net cash provided by financing activities	220,730	386,182	408,154
Effect of exchange rate changes	177	42	(127)
Net (decrease) increase in cash, cash equivalents and restricted cash	(72,740)	52,977	(12,641)
Cash, cash equivalents and restricted cash, beginning of the year	277,905	224,928	237,569
Cash, cash equivalents and restricted cash, end of the year	205,165	277,905	224,928
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized (loss) gain on derivative instruments, net	126,958	142,248	123,581
Net income taxes paid	34	42	1,138
Supplemental disclosures of noncash operating activities:
Right-of-use asset for leased properties	574	11,276
Supplemental disclosures of noncash investing activities:
Increase (decrease) in accrued container purchases	222,253	(33,316)	(88,377)
Containers placed in finance leases	$ 635,004	$ 173,856	53,859
Decrease in insurance receivable due to a decrease in estimated unrecoverable containers			$ 2,049